COMPASS-I

DIRECTORS AND OFFICERS OF
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
DONALD A. STEWART, Chairman and Director
C. JAMES PRIEUR, President and Director
S. CAESAR RABOY, Senior Vice President and
Deputy General Manager and Director
RICHARD B. BAILEY, Director
M. COLYER CRUM, Director
DAVID D. HORN, Director
JOHN S. LANE, Director
ANGUS A. MacNAUGHTON, Director
JOHN D. McNEIL, Director
MARGARET SEARS MEAD, Assistant Vice President
  and Secretary
L. BROCK THOMSON, Vice President and Treasurer

SUN LIFE ASSURANCE COMPANY
OF CANADA (U.S.)

ANNUITY SERVICE MAILING ADDRESS:
Sun Life Retirement Products and Services
P.O. Box 1024, Boston, Massachusetts 02103-9986

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, Massachusetts 02110-2875

LEGAL COUNSEL
Covington & Burling
1201 Pennsylvania Avenue, N.W.
P.O. Box 7566, Washington, D.C. 20044-7566

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, Massachusetts 02110-1616
 ACCOUNT INFORMATION
 For account information, please call toll free:
 1-800-752-7218 anytime from a touch-tone telephone.
 To speak with a customer service representative, please call toll free: 1-800-752-7215 from 8 a.m. to 6 p.m.
 Eastern time any business day.

                                                                     CO1-8/98 6M

                                       UV

                                              PROFESSIONALLY MANAGED COMBINATION
                                                          FIXED/VARIABLE ANNUITY
                                                  FOR QUALIFIED RETIREMENT PLANS

                                               SEMIANNUAL REPORT - JUNE 30, 1998

                                                                       ISSUED BY
                                    SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.),
                                                    A WHOLLY-OWNED SUBSIDIARY OF
                                        SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.

PERFORMANCE SUMMARY
These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                                    Unit Value
                                                         --------------------------------      Percent
                                                                               June 30,        Change
Compass 1 (U.S.) Contracts                               December 31, 1997       1998       in Unit Value
                                                         -----------------   ------------   -------------
  Massachusetts Investors Trust........................       $85.1160         $98.4761           15.70%
  Massachusetts Investors Growth Stock Fund............        71.6206          88.2647           23.24%
  MFS Total Return Fund................................        62.6622          67.5758            7.84%
  MFS Growth Opportunities Fund........................        50.5718          60.4743           19.58%
  MFS Reseach Fund.....................................        70.5612          83.0980           17.77%
  MFS Bond Fund........................................        37.4559          38.4744            2.72%
  MFS Money Market Fund................................        20.2949          20.6646            1.82%
  MFS Government Money Market Fund.....................        19.4875          19.8246            1.73%
  MFS High Income Fund.................................        42.8235          45.0476            5.19%
  MFS World Governments Fund...........................        37.9444          38.6860            1.95%
  MFS Emerging Growth Fund.............................        60.5646          71.1338           17.45%

Investment return and principal value will fluctuate, and units, when surrendered, may be worth more or less than their original cost.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

STATEMENT OF CONDITION -- June 30, 1998

ASSETS:
  Investments in mutual funds:                         Shares         Cost         Value
                                                    ------------  ------------  ------------
    Massachusetts Investors Trust ("MIT")*........       926,544  $ 12,277,808  $ 18,627,976
    Massachusetts Investors Growth Stock Fund
      ("MIG")*....................................       661,307     7,295,009    10,188,552
    MFS Total Return Fund ("MTR")*................     1,416,980    19,587,514    23,904,166
    MFS Growth Opportunities Fund ("MGO")*........     2,400,738    28,441,453    39,792,626
    MFS Reseach Fund ("MFR")*.....................       418,494     6,294,463    10,561,239
    MFS Bond Fund ("MFB")*........................       437,376     5,742,890     5,959,812
    MFS Money Market Fund ("MCM").................     5,839,198     5,839,198     5,839,198
    MFS Government Money Market Fund ("MCG")......     1,212,083     1,212,083     1,212,083
    MFS High Income Fund ("MFH")*.................     1,484,376     7,648,811     8,338,007
    MFS World Governments Fund ("MWG")*...........       189,648     2,200,770     2,110,108
    MFS Emerging Growth Fund ("MEG")*.............       439,328     8,979,000    18,790,334
                                                                  ------------  ------------
                                                                  $105,518,999  $145,324,101
                                                                  ------------
                                                                  ------------

LIABILITY:
  Payable to sponsor..........................................................        82,034
                                                                                ------------
        Net assets............................................................  $145,242,067
                                                                                ------------
                                                                                ------------

                                                    Applicable to Owners of
                                                   Deferred Variable Annuity
                                                           Contracts               Reserve for
                                               ----------------------------------   Variable
NET ASSETS OF CONTRACT OWNERS:                  Units   Unit Value      Value       Annuities       Total
                                               -------  ----------   ------------  -----------   ------------
    MIT......................................  187,180   $98.4761    $ 18,429,831    $ 223,229   $ 18,653,060
    MIG......................................  114,279    88.2647      10,082,300      119,433     10,201,733
    MTR......................................  349,195    67.5758      23,566,698       66,964     23,633,662
    MGO......................................  652,041    60.4743      39,644,622      230,355     39,874,977
    MFR......................................  126,633    83.0980      10,525,401       48,808     10,574,209
    MFB......................................  150,114    38.4744       5,865,113      115,401      5,980,514
    MCM......................................  279,140    20.6646       5,764,988       82,781      5,847,769
    MCG......................................   61,107    19.8246       1,211,189        1,133      1,212,322
    MFH......................................  184,888    45.0476       8,247,786      133,887      8,381,673
    MWG......................................   52,411    38.6860       2,027,421       41,081      2,068,502
    MEG......................................  262,974    71.1338      18,706,046      107,600     18,813,646
                                                                     ------------  -----------   ------------
        Net assets................................................   $144,071,395    $1,170,672  $145,242,067
                                                                     ------------  -----------   ------------
                                                                     ------------  -----------   ------------

*Investments are made in Class A shares of the Fund.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

STATEMENT OF OPERATIONS -- Six Months Ended June 30, 1998

                                                         MIT         MIG         MTR          MGO         MFR        MFB
                                                         Sub-        Sub-        Sub-        Sub-         Sub-       Sub-
                                                       Account     Account     Account      Account     Account    Account
                                                      ----------  ----------  ----------  -----------  ----------  --------
Income and expenses:
  Dividend income and capital gain distributions
   received.........................................  $  259,344  $   --      $  426,893  $   429,173  $   --      $195,421
  Mortality and expense risk charges................     111,638      60,112     152,500      241,198      63,104    37,216
                                                      ----------  ----------  ----------  -----------  ----------  --------
      Net investment income (loss)..................  $  147,706  $  (60,112) $  274,393  $   187,975  $  (63,104) $158,205
                                                      ----------  ----------  ----------  -----------  ----------  --------
Realized and unrealized gains (losses):
  Realized gains (losses) on investment
   transactions:
    Proceeds from sales.............................  $1,166,058  $  707,367  $2,408,929  $ 2,725,170  $  606,719  $562,034
    Cost of investments sold........................     800,771     585,990   1,721,093    1,824,963     297,600   603,170
                                                      ----------  ----------  ----------  -----------  ----------  --------
      Net realized gains (losses)...................  $  365,287  $  121,377  $  687,836  $   900,207  $  309,119  $(41,136)
                                                      ----------  ----------  ----------  -----------  ----------  --------
  Net unrealized appreciation (depreciation) on
   investments:
    End of period...................................  $6,350,168  $2,893,543  $4,316,652  $11,351,173  $4,266,776  $216,922
    Beginning of period.............................   4,329,519   1,007,405   3,446,969    5,707,322   2,911,315   172,676
                                                      ----------  ----------  ----------  -----------  ----------  --------
      Change in unrealized appreciation.............  $2,020,649  $1,886,138  $  869,683  $ 5,643,851  $1,355,461  $ 44,246
                                                      ----------  ----------  ----------  -----------  ----------  --------
        Realized and unrealized gains...............  $2,385,936  $2,007,515  $1,557,519  $ 6,544,058  $1,664,580  $  3,110
                                                      ----------  ----------  ----------  -----------  ----------  --------
  Increase in net assets from operations............  $2,533,642  $1,947,403  $1,831,912  $ 6,732,033  $1,601,476  $161,315
                                                      ----------  ----------  ----------  -----------  ----------  --------
                                                      ----------  ----------  ----------  -----------  ----------  --------

                                                            MCM        MCG        MFH         MWG        MEG
                                                            Sub-       Sub-       Sub-       Sub-        Sub-
                                                          Account    Account    Account     Account    Account       Total
                                                         ----------  --------  ----------  ---------  ----------  -----------
Income and expenses:
  Dividend income and capital gain distributions
   received............................................  $  140,153  $ 31,155  $  353,886  $  --      $   --      $ 1,836,025
  Mortality and expense risk charges...................      36,054     8,374      54,508     13,425     117,393      895,522
                                                         ----------  --------  ----------  ---------  ----------  -----------
      Net investment income (loss).....................  $  104,099  $ 22,781  $  299,378  $ (13,425) $ (117,393) $   940,503
                                                         ----------  --------  ----------  ---------  ----------  -----------
Realized and unrealized gains (losses):
  Realized gains (losses) on investment transactions:
    Proceeds from sales................................  $2,316,520  $263,054  $  971,646  $ 167,157  $1,681,563  $13,576,217
    Cost of investments sold...........................   2,316,520   263,054     869,647    172,250     630,830   10,085,888
                                                         ----------  --------  ----------  ---------  ----------  -----------
      Net realized gains (losses)......................  $   --      $  --     $  101,999  $  (5,093) $1,050,733  $ 3,490,329
                                                         ----------  --------  ----------  ---------  ----------  -----------
  Net unrealized appreciation (depreciation) on
   investments:
    End of period......................................  $   --      $  --     $  689,196  $ (90,662) $9,811,334  $39,805,102
    Beginning of period................................      --         --        655,044   (153,917)  7,828,944   25,905,277
                                                         ----------  --------  ----------  ---------  ----------  -----------
      Change in unrealized appreciation
        (depreciation).................................  $   --      $  --     $   34,152  $  63,255  $1,982,390  $13,899,825
                                                         ----------  --------  ----------  ---------  ----------  -----------
        Realized and unrealized gains..................  $   --      $  --     $  136,151  $  58,162  $3,033,123  $17,390,154
                                                         ----------  --------  ----------  ---------  ----------  -----------
  Increase in net assets from operations...............  $  104,099  $ 22,781  $  435,529  $  44,737  $2,915,730  $18,330,657
                                                         ----------  --------  ----------  ---------  ----------  -----------
                                                         ----------  --------  ----------  ---------  ----------  -----------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

                                               MIT                               MIG                               MTR
                                           Sub-Account                       Sub-Account                       Sub-Account
                                 -------------------------------   -------------------------------   -------------------------------
                                   Six Months       Year Ended       Six Months       Year Ended       Six Months       Year Ended
                                     Ended         December 31,        Ended         December 31,        Ended         December 31,
                                 June 30, 1998         1997        June 30, 1998         1997        June 30, 1998         1997
                                 --------------   --------------   --------------   --------------   --------------   --------------
OPERATIONS:
  Net investment income
   (loss)......................   $   147,706      $ 1,084,136      $   (60,112)     $ 1,201,248      $   274,393      $ 2,494,923
  Net realized gains...........       365,287          391,861          121,377           20,166          687,836        1,165,431
  Net unrealized gains.........     2,020,649        2,436,981        1,886,138        1,533,779          869,683          440,641
                                 --------------   --------------   --------------   --------------   --------------   --------------
      Increase in net assets
        from operations........   $ 2,533,642      $ 3,912,978      $ 1,947,403      $ 2,755,193      $ 1,831,912      $ 4,100,995
                                 --------------   --------------   --------------   --------------   --------------   --------------

PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments
      received.................   $   151,867      $   295,282      $    72,530      $   161,450      $   208,941      $   375,661
    Net transfers between Sub-
      Accounts and Fixed
      Account..................       283,711          443,283          238,698          190,511         (957,443)        (117,230)
    Withdrawals, surrenders,
      annuitizations and
      contract charges.........      (810,532)      (2,182,271)        (518,596)      (1,420,037)      (1,078,080)      (4,140,788)
                                 --------------   --------------   --------------   --------------   --------------   --------------
      Net accumulation
        activity...............   $  (374,954)     $(1,443,706)     $  (207,368)     $(1,068,076)     $(1,826,582)     $(3,882,357)
                                 --------------   --------------   --------------   --------------   --------------   --------------
  Annuitization activity:
    Annuitizations.............   $   --           $    73,820      $   --           $   --           $     3,588      $   --
    Annuity payments...........       (24,995)         (26,781)         (11,940)         (24,415)          (5,081)        (132,212)
    Adjustments to annuity
      reserve..................         3,456           12,259            2,729            4,039          (21,251)        (139,226)
                                 --------------   --------------   --------------   --------------   --------------   --------------
      Net annuitization
        activity...............   $   (21,539)     $    59,298      $    (9,211)     $   (20,376)     $   (22,744)     $  (271,438)
                                 --------------   --------------   --------------   --------------   --------------   --------------
  Decrease in net assets from
   participant transactions....   $  (396,493)     $(1,384,408)     $  (216,579)     $(1,088,452)     $(1,849,326)     $(4,153,795)
                                 --------------   --------------   --------------   --------------   --------------   --------------
    Increase (decrease) in net
      assets...................   $ 2,137,149      $ 2,528,570      $ 1,730,824      $ 1,666,741      $   (17,414)     $   (52,800)

NET ASSETS:
  Beginning of period..........    16,515,911       13,987,341        8,470,909        6,804,168       23,651,076       23,703,876
                                 --------------   --------------   --------------   --------------   --------------   --------------
  End of period................   $18,653,060      $16,515,911      $10,201,733      $ 8,470,909      $23,633,662      $23,651,076
                                 --------------   --------------   --------------   --------------   --------------   --------------
                                 --------------   --------------   --------------   --------------   --------------   --------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

                                              MGO                              MFR                              MFB
                                          Sub-Account                      Sub-Account                      Sub-Account
                                 ------------------------------   ------------------------------   ------------------------------
                                  Six Months       Year Ended      Six Months       Year Ended      Six Months       Year Ended
                                     Ended        December 31,        Ended        December 31,        Ended        December 31,
                                 June 30, 1998        1997        June 30, 1998        1997        June 30, 1998        1997
                                 -------------   --------------   -------------   --------------   -------------   --------------
OPERATIONS:
  Net investment income
   (loss)......................   $   187,975     $ 3,877,405      $  (63,104)     $   292,042      $  158,205      $   343,280
  Net realized gains
   (losses)....................       900,207       1,192,014         309,119          645,408         (41,136)        (100,223)
  Net unrealized gains.........     5,643,851       1,531,238       1,355,461          586,469          44,246          270,646
                                 -------------   --------------   -------------   --------------   -------------   --------------
      Increase in net assets
        from operations........   $ 6,732,033     $ 6,600,657      $1,601,476      $ 1,523,919      $  161,315      $   513,703
                                 -------------   --------------   -------------   --------------   -------------   --------------

PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments
      received.................   $   240,521     $   396,402      $   41,694      $   115,867      $   48,061      $    97,957
    Net transfers between Sub-
      Accounts and Fixed
      Account..................      (126,225)       (331,038)        330,958          112,699         (87,128)         137,968
    Withdrawals, surrenders,
      annuitizations and
      contract charges.........    (1,873,880)     (3,356,390)       (560,844)      (1,160,821)       (270,208)      (1,220,161)
                                 -------------   --------------   -------------   --------------   -------------   --------------
      Net accumulation
        activity...............   $(1,759,584)    $(3,291,026)     $ (188,192)     $  (932,255)     $ (309,275)     $  (984,236)
                                 -------------   --------------   -------------   --------------   -------------   --------------
  Annuitization activity:
    Annuitizations.............   $   --          $    40,042      $  --           $   --           $  --           $    52,142
    Annuity payments...........       (14,111)        (22,778)         (3,199)          (9,402)         (6,877)         (12,112)
    Adjustments to annuity
      reserve..................        12,770          12,645           1,230            1,887           2,814           11,228
                                 -------------   --------------   -------------   --------------   -------------   --------------
      Net annuitization
        activity...............   $    (1,341)    $    29,909      $   (1,969)     $    (7,515)     $   (4,063)     $    51,258
                                 -------------   --------------   -------------   --------------   -------------   --------------
  Decrease in net assets from
   participant transactions....   $(1,760,925)    $(3,261,117)     $ (190,161)     $  (939,770)     $ (313,338)     $  (932,978)
                                 -------------   --------------   -------------   --------------   -------------   --------------
    Increase (decrease) in net
      assets...................   $ 4,971,108     $ 3,339,540      $1,411,315      $   584,149      $ (152,023)     $  (419,275)

NET ASSETS:
  Beginning of period..........    34,903,869      31,564,329       9,162,894        8,578,745       6,132,537        6,551,812
                                 -------------   --------------   -------------   --------------   -------------   --------------
  End of period................   $39,874,977     $34,903,869      $10,574,209     $ 9,162,894      $5,980,514      $ 6,132,537
                                 -------------   --------------   -------------   --------------   -------------   --------------
                                 -------------   --------------   -------------   --------------   -------------   --------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

                                               MCM                              MCG                             MFH
                                           Sub-Account                      Sub-Account                     Sub-Account
                                 -------------------------------   -----------------------------   ------------------------------
                                   Six Months       Year Ended      Six Months      Year Ended      Six Months       Year Ended
                                     Ended         December 31,        Ended       December 31,        Ended        December 31,
                                 June 30, 1998         1997        June 30, 1998       1997        June 30, 1998        1997
                                 --------------   --------------   -------------   -------------   -------------   --------------
OPERATIONS:
  Net investment income........   $   104,099      $   243,804      $   22,781      $   41,525      $  299,378      $   620,612
  Net realized gains...........       --               --              --              --              101,999           19,181
  Net unrealized gains.........       --               --              --              --               34,152          271,258
                                 --------------   --------------   -------------   -------------   -------------   --------------
      Increase in net assets
        from operations........   $   104,099      $   243,804      $   22,781      $   41,525      $  435,529      $   911,051
                                 --------------   --------------   -------------   -------------   -------------   --------------

PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments
      received.................   $    55,238      $   107,567      $   18,660      $   29,140      $   33,238      $    66,166
    Net transfers between Sub-
      Accounts and Fixed
      Account..................       756,911         (678,009)        (87,283)         55,363          49,503          (76,758)
    Withdrawals, surrenders,
      annuitizations and
      contract charges.........    (1,261,112)      (1,416,396)        (81,000)       (171,168)       (765,163)      (1,125,638)
                                 --------------   --------------   -------------   -------------   -------------   --------------
      Net accumulation
        activity...............   $  (448,963)     $(1,986,838)     $ (149,623)     $  (86,665)     $ (682,422)     $(1,136,230)
                                 --------------   --------------   -------------   -------------   -------------   --------------
  Annuitization activity:
    Annuitizations.............   $   --           $    49,826      $  --           $  --           $  --           $   --
    Annuity payments...........        (4,192)          (7,711)            (97)           (194)        (11,569)         (19,721)
    Annuity transfers..........       --               --              --              --              --                (3,495)
    Adjustments to annuity
      reserve..................            57            9,057              41              76           5,734            9,135
                                 --------------   --------------   -------------   -------------   -------------   --------------
      Net annuitization
        activity...............   $    (4,135)     $    51,172      $      (56)     $     (118)     $   (5,835)     $   (14,081)
                                 --------------   --------------   -------------   -------------   -------------   --------------
  Decrease in net assets from
   participant transactions....   $  (453,098)     $(1,935,666)     $ (149,679)     $  (86,783)     $ (688,257)     $(1,150,311)
                                 --------------   --------------   -------------   -------------   -------------   --------------
    Decrease in net assets.....   $  (348,999)     $(1,691,862)     $ (126,898)     $  (45,258)     $ (252,728)     $  (239,260)

NET ASSETS:
  Beginning of period..........     6,196,768        7,888,630       1,339,220       1,384,478       8,634,401        8,873,661
                                 --------------   --------------   -------------   -------------   -------------   --------------
  End of period................   $ 5,847,769      $ 6,196,768      $1,212,322      $1,339,220      $8,381,673      $ 8,634,401
                                 --------------   --------------   -------------   -------------   -------------   --------------
                                 --------------   --------------   -------------   -------------   -------------   --------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

                                              MWG                              MEG
                                          Sub-Account                      Sub-Account                          Total
                                 -----------------------------   -------------------------------   -------------------------------
                                  Six Months      Year Ended       Six Months       Year Ended       Six Months       Year Ended
                                     Ended       December 31,        Ended         December 31,        Ended         December 31,
                                 June 30, 1998       1997        June 30, 1998         1997        June 30, 1998         1997
                                 -------------   -------------   --------------   --------------   --------------   --------------
OPERATIONS:
  Net investment income
   (loss)......................   $  (13,425)     $   67,492      $  (117,393)     $   (60,819)     $    940,503     $ 10,205,648
  Net realized gains
   (losses)....................       (5,093)        (50,885)       1,050,733        1,959,202         3,490,329        5,242,155
  Net unrealized gains
   (losses)....................       63,255         (48,770)       1,982,390        1,077,568        13,899,825        8,099,810
                                 -------------   -------------   --------------   --------------   --------------   --------------
      Increase (decrease) in
        net assets from
        operations.............   $   44,737      $  (32,163)     $ 2,915,730      $ 2,975,951      $ 18,330,657     $ 23,547,613
                                 -------------   -------------   --------------   --------------   --------------   --------------

PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments
      received.................   $    5,998      $   20,613      $   111,328      $   273,824      $    988,076     $  1,939,929
    Net transfers between Sub-
      Accounts and Fixed
      Account..................      (42,188)        (57,194)        (146,868)         180,160           212,646         (140,245)
    Withdrawals, surrenders,
      annuitizations and
      contract charges.........      (96,910)       (504,226)      (1,153,206)      (2,750,634)       (8,469,531)     (19,448,530)
                                 -------------   -------------   --------------   --------------   --------------   --------------
      Net accumulation
        activity...............   $ (133,100)     $ (540,807)     $(1,188,746)     $(2,296,650)     $ (7,268,809)    $(17,648,846)
                                 -------------   -------------   --------------   --------------   --------------   --------------
  Annuitization activity:
    Annuitizations.............   $  --           $   12,236      $   --           $     4,465      $      3,588     $    232,531
    Annuity payments...........       (2,908)         (5,464)          (9,894)         (22,268)          (94,863)        (283,058)
    Annuity transfers..........      --              --               --                 3,495          --               --
    Adjustments to annuity
      reserve..................       (1,082)          2,064            4,851            2,764            11,349          (74,072)
                                 -------------   -------------   --------------   --------------   --------------   --------------
      Net annuitization
        activity...............   $   (3,990)     $    8,836      $    (5,043)     $   (11,544)     $    (79,926)    $   (124,599)
                                 -------------   -------------   --------------   --------------   --------------   --------------
  Decrease in net assets from
   participant transactions....   $ (137,090)     $ (531,971)     $(1,193,789)     $(2,308,194)     $ (7,348,735)    $(17,773,445)
                                 -------------   -------------   --------------   --------------   --------------   --------------
    Increase (decrease) in net
      assets...................   $  (92,353)     $ (564,134)     $ 1,721,941      $   667,757      $ 10,981,922     $  5,774,168

NET ASSETS:
  Beginning of period..........    2,160,855       2,724,989       17,091,705       16,423,948       134,260,145      128,485,977
                                 -------------   -------------   --------------   --------------   --------------   --------------
  End of period................   $2,068,502      $2,160,855      $18,813,646      $17,091,705      $145,242,067     $134,260,145
                                 -------------   -------------   --------------   --------------   --------------   --------------
                                 -------------   -------------   --------------   --------------   --------------   --------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION
Sun Life of Canada (U.S.) Variable Account C (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.), the Sponsor, was established on March 31, 1982 as a funding vehicle for individual variable annuities issued in connection with qualified retirement plans. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific mutual fund or series thereof selected by contract owners from available mutual funds (the "Funds") advised by Massachusetts Financial Services Company ("MFS"), an affiliate of the Sponsor.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS
Investments in the Funds are recorded at their net asset value. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

(3) CONTRACT CHARGES
A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deduction is at an effective annual rate of 1.3%.

Each year on the contract anniversary, a contract maintenance charge of $25 is deducted from each contract's accumulation account to cover administrative expenses relating to the contract. After the

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C annuity commencement date the charge is deducted pro rata from each annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges exceed 5% of the purchase payments made under the contract.

A deduction, when applicable, is made for premium or similar state or local taxes. It is currently the policy of the Sponsor to deduct the taxes from the amount applied to provide an annuity at the time annuity payments commence; however, the Sponsor reserves the right to deduct such taxes when incurred.

(4) ANNUITY RESERVES
Annuity reserves for contracts with annuity commencement dates prior to February 1, 1987 are calculated using the 1971 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or after February 1, 1987 are calculated using the 1983 Individual Annuitant Mortality Table. All annuity reserves are calculated using an assumed interest rate of 4%. Required adjustments to the reserve are accomplished by transfers to or from the Sponsor.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

(5) TRANSACTIONS IN UNITS OUTSTANDING

                                     MIT                       MIG                       MTR                       MGO
                                 Sub-Account               Sub-Account               Sub-Account               Sub-Account
                           ------------------------  ------------------------  ------------------------  ------------------------
                           Six Months                Six Months                Six Months                Six Months
                              Ended     Year Ended      Ended     Year Ended      Ended     Year Ended      Ended     Year Ended
                            June 30,     Dec. 31,     June 30,     Dec. 31,     June 30,     Dec. 31,     June 30,     Dec. 31,
                              1998         1997         1998         1997         1998         1997         1998         1997
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Units outstanding,
 beginning of period.....     191,532      211,924      116,839      137,226      376,845      445,574      682,668      752,698
  Units purchased........       1,626        3,952          876        2,689        3,170        6,597        4,299        8,648
  Units transferred
    between Sub-Accounts
    and Fixed Account....       2,809        5,860        2,899        2,571      (14,292)      (1,968)      (2,150)      (6,742)
  Units withdrawn,
    surrendered, and
    annuitized...........      (8,787)     (30,204)      (6,335)     (25,647)     (16,528)     (73,358)     (32,776)     (71,936)
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Units outstanding, end
    of period............     187,180      191,532      114,279      116,839      349,195      376,845      652,041      682,668
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------

                                     MFR                       MFB
                                 Sub-Account               Sub-Account
                           ------------------------  ------------------------
                           Six Months                Six Months
                              Ended     Year Ended      Ended     Year Ended
                            June 30,     Dec. 31,     June 30,     Dec. 31,
                              1998         1997         1998         1997
                           -----------  -----------  -----------  -----------
Units outstanding,
 beginning of period.....     129,195      143,843      158,314      186,637
  Units purchased........         527        1,771        1,264        2,751
  Units transferred
    between Sub-Accounts
    and Fixed Account....       4,101        2,007       (2,339)       3,481
  Units withdrawn,
    surrendered, and
    annuitized...........      (7,190)     (18,426)      (7,125)     (34,555)
                           -----------  -----------  -----------  -----------
  Units outstanding, end
    of period............     126,633      129,195      150,114      158,314
                           -----------  -----------  -----------  -----------
                           -----------  -----------  -----------  -----------

                                                    MCM                       MCG                       MFH                 MWG
                                                Sub-Account               Sub-Account               Sub-Account         Sub-Account
                                          ------------------------  ------------------------  ------------------------  -----------
                                          Six Months                Six Months                Six Months                Six Months
                                             Ended     Year Ended      Ended     Year Ended      Ended     Year Ended      Ended
                                           June 30,     Dec. 31,     June 30,     Dec. 31,     June 30,     Dec. 31,     June 30,
                                             1998         1997         1998         1997         1998         1997         1998
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
Units outstanding, beginning of
 period.................................     301,313      401,141       68,686       73,345      200,252      229,079       55,822
  Units purchased.......................       2,696        5,399          949        1,523          742        1,652          154
  Units transferred between Sub-Accounts
    and Fixed Account...................      36,680      (33,845)      (4,401)       2,802        1,111       (2,180)      (1,080)
  Units withdrawn, surrendered and
    annuitized..........................     (61,549)     (71,382)      (4,127)      (8,984)     (17,217)     (28,299)      (2,485)
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Units outstanding, end of period......     279,140      301,313       61,107       68,686      184,888      200,252       52,411
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------

                                                                 MEG
                                                             Sub-Account
                                                       ------------------------
                                                       Six Months
                                          Year Ended      Ended     Year Ended
                                           Dec. 31,     June 30,     Dec. 31,
                                             1997         1998         1997
                                          -----------  -----------  -----------
Units outstanding, beginning of
 period.................................      70,278      280,589      321,077
  Units purchased.......................         554        1,614        4,900
  Units transferred between Sub-Accounts
    and Fixed Account...................      (1,541)      (2,130)       4,053
  Units withdrawn, surrendered and
    annuitized..........................     (13,469)     (17,099)     (49,441)
                                          -----------  -----------  -----------
  Units outstanding, end of period......      55,822      262,974      280,589
                                          -----------  -----------  -----------
                                          -----------  -----------  -----------

INDEPENDENT AUDITORS' REPORT

To the Participants in Sun Life of Canada (U.S.) Variable Account C and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of Sun Life of Canada (U.S.) Variable Account C (the Variable Account) as of June 30, 1998, the related statement of operations for the six month period then ended and the statements of changes in net assets for the six month period ended June 30, 1998 and the year ended December 31, 1997. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at June 30, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Variable Account as of June 30, 1998, the results of its operations and the changes in its net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 14, 1998

                    ----------------------------------------

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective purchasers only when preceded or accompanied by an effective prospectus.